UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin               New York, NY             11/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   59
                                               -------------

Form 13F Information Table Value Total:           $4,144,699
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number                Name

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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ --------------- --------- -------- -------- --- ---- ---------- --------- -------------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------ --------------- --------- -------- -------- --- ---- ---------- --------- ----------- ------ ------
ABITIBI-CONSOLIDATED INC       COM             003924107     1147   647800 SH          SOLE                  647800     0      0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS  02364W105   159360  2490000 SH          SOLE                 2490000     0      0
AMERICAN EXPRESS CO            COM             025816109   183453  3090000 SH          SOLE                 3090000     0      0
AMERICAN EXPRESS CO            COM             025816109    40906   689000 SH  CALL    SOLE                  689000     0      0
BAIDU COM INC                  SPON ADR REP A  056752108   144825   500000 SH          SOLE                  500000     0      0
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    69328      585 SH          SOLE                     585     0      0
BROADRIDGE FINL SOLUTIONS IN   COM             11133T103   137983  7281401 SH          SOLE                 7281401     0      0
CEMEX SAB DE CV                SPON ADR NEW    151290889    47872  1600000 SH          SOLE                 1600000     0      0
COACH INC                      COM             189754104    89113  1885196 SH          SOLE                 1885196     0      0
COMPTON PETE CORP              COM             204940100    33057  3532100 SH          SOLE                 3532100     0      0
CORUS BANKSHARES INC           COM             220873103     2170   166700 SH          SOLE                  166700     0      0
COVANTA HLDG CORP              COM             22282E102   197190  8045300 SH          SOLE                 8045300     0      0
CROCS INC                      COM             227046109   144265  2145200 SH          SOLE                 2145200     0      0
CVS CAREMARK CORPORATION       COM             126650100    78071  1970000 SH          SOLE                 1970000     0      0
DADE BEHRING HLDGS INC         COM             23342J206    91620  1200000 SH          SOLE                 1200000     0      0
DISCOVERY HOLDING CO           CL A COM        25468Y107   264208  9158000 SH          SOLE                 9158000     0      0
DOMTAR CORP                    COM             257559104    25420  3100000 SH          SOLE                 3100000     0      0
ELONG INC                      SPONSORED ADR   290138205     3287   340235 SH          SOLE                  340235     0      0
ENCORE WIRE CORP               COM             292562105    10652   423860 SH          SOLE                  423860     0      0
EVERGREEN ENERGY INC           COM             30024B104    13643  2675000 SH          SOLE                 2675000     0      0
FAIRFAX FINL HLDGS LTD         SUB VTG         303901102    30897   126625 SH          SOLE                  126625     0      0
FEDEX CORP                     COM             31428X106     2619    25000 SH          SOLE                   25000     0      0
FEDEX CORP                     COM             31428X106    68088   650000 SH  CALL    SOLE                  650000     0      0
FIRST MARBLEHEAD CORP          COM             320771108     7965   210000 SH          SOLE                  210000     0      0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS  344419106    37968  1015200 SH          SOLE                 1015200     0      0
FORCE PROTECTION INC           COM NEW         345203202     8123   375000 SH          SOLE                  375000     0      0
FORMFACTOR INC                 COM             346375108   106044  2390000 SH          SOLE                 2390000     0      0
GAFISA S A                     SPONS ADR       362607301     7760   230000 SH          SOLE                  230000     0      0
GOLD RESV INC                  CL A            38068N108     9636  2200000 SH          SOLE                 2200000     0      0
GRACE W R & CO DEL NEW         COM             38388F108    13430   500000 SH          SOLE                  500000     0      0
GREENLIGHT CAPITAL RE LTD      CLASS A         G4095J109     4056   200000 SH          SOLE                  200000     0      0
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B      400506101   126907  2324300 SH          SOLE                 2324300     0      0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD  40049J206   114764  4748200 SH          SOLE                 4748200     0      0
INDYMAC BANCORP INC            COM             456607100    10955   464000 SH          SOLE                  464000     0      0
ISHARES TR                     DJ US REAL EST  464287739    47794   625000 SH   PUT    SOLE                  625000     0      0
ISHARES TR                     RUSSELL 2000    464287655    14407   180000 SH   PUT    SOLE                  180000     0      0
LEVEL 3 COMMUNICATIONS INC     COM             52729N100   332801 71570100 SH          SOLE                71570100     0      0
MACYS INC                      COM             55616P104    93405  2890000 SH          SOLE                 2890000     0      0
MARTIN MARIETTA MATLS INC      COM             573284106   147466  1104200 SH          SOLE                 1104200     0      0
MASTERCARD INC                 CL A            57636Q104    92481   625000 SH          SOLE                  625000     0      0
MICROSOFT CORP                 COM             594918104    44691  1517000 SH          SOLE                 1517000     0      0
MICROSOFT CORP                 COM             594918104   181474  6160000 SH  CALL    SOLE                 6160000     0      0
NETFLIX INC                    COM             64110L106    39114  1885000 SH          SOLE                 1885000     0      0
NOVASTAR FINL INC              COM NEW         669947889      478    53900 SH          SOLE                   53900     0      0
NUTRI SYS INC NEW              COM             67069D108    25555   545000 SH          SOLE                  545000     0      0
PACKAGING CORP AMER            COM             695156109    76745  2640000 SH          SOLE                 2640000     0      0
PERFECT WORLD CO LTD           SPON ADR REP B  71372U104      406    15000 SH          SOLE                   15000     0      0
PIER 1 IMPORTS INC             COM             720279108     9460  2000000 SH          SOLE                 2000000     0      0
POLYMEDICA CORP                COM             731738100    17615   335400 SH          SOLE                  335400     0      0
SCHWAB CHARLES CORP NEW        COM             808513105   185112  8570000 SH          SOLE                 8570000     0      0
SMURFIT-STONE CONTAINER CORP   COM             832727101    35314  3023500 SH          SOLE                 3023500     0      0
STERLITE INDS INDIA LTD        ADS             859737207    73538  3975000 SH          SOLE                 3975000     0      0
TARGET CORP                    COM             87612E106    82641  1300000 SH          SOLE                 1300000     0      0
TEEKAY CORPORATION             COM             Y8564W103    46460   790000 SH          SOLE                  790000     0      0
THERMO FISHER SCIENTIFIC INC   COM             883556102   122366  2120000 SH          SOLE                 2120000     0      0
URBAN OUTFITTERS INC           COM             917047102    35534  1630000 SH          SOLE                 1630000     0      0
WAL MART STORES INC            COM             931142103    98649  2260000 SH          SOLE                 2260000     0      0
WASHINGTON MUT INC             COM             939322103     4873   138000 SH   PUT    SOLE                  138000     0      0
WEBMD HEALTH CORP              CL A            94770V102    19538   375000 SH          SOLE                  375000     0      0

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